Schedule of Restricted Stock Units (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance	7,640,000	11,900,000	11,900,000
Weighted average exercise price, Beginning Balance | $ / shares	$ 0.12	$ 0.11	$ 0.11
Number of restricted stock units, granted			450,000
Weighted average fair value per award, granted | $ / shares			$ 0.32
Number of restricted stock units, Vested	(7,590,000)
Number of options outstanding, Ending Balance	7,590,000		7,640,000
Weighted average exercise price, Ending Balance | $ / shares	$ 0.12		$ 0.12
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance
Weighted average exercise price, Beginning Balance | $ / shares
Number of restricted stock units, granted	650,000	150,000	1,325,000
Weighted average fair value per award, granted | $ / shares	$ 0.13		$ 0.16
Number of restricted stock units, Vested	(650,000)		(1,325,000)
Weighted average fair value per award, Vested | $ / shares	$ 0.13		$ 0.16
Number of options outstanding, Ending Balance
Weighted average exercise price, Ending Balance | $ / shares